SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Rates of Depreciation
%
Computers and software	33
Buildings	2
Vehicles	15
Manufacturing equipment	7 - 10
Laboratory equipment (mainly 15%)	7 - 20
Furniture and office equipment	6 - 15